Eaton Vance
Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.1%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$ 8,688,827
Total Corporate Bonds (identified cost $15,046,464)		$ 8,688,827

Tax-Exempt Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Housing — 0.3%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$3,060	$ 2,864,750
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,906,698)		$ 2,864,750

Tax-Exempt Municipal Obligations — 152.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,933,900
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	7,000	7,812,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	310	353,819
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	4,968,405
		$ 21,068,124
Education — 8.1%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$280	$ 244,292
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	10,086,213
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,668,563
Massachusetts Health and Educational Facilities Authority, (Boston College):
5.50%, 6/1/27	5,710	6,284,711
5.50%, 6/1/30	8,325	9,590,733
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	9,752,600
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	$8,500	$ 9,180,510
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	502,150
Tennessee State School Bond Authority, 5.00%, 11/1/52(1)	10,000	10,978,300
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	7,800,900
		$ 66,088,972
Electric Utilities — 5.7%
Austin, TX, Electric Utility Revenue, 5.00%, 11/15/48(1)	$10,000	$ 10,959,100
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	7,165	5,549,292
Orlando Utilities Commission, FL, Utility System Revenue, 5.00%, 10/1/48(1)	10,000	11,003,000
San Antonio, TX, Electric & Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	11,258,100
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,453,075
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,038,450
		$ 46,261,017
Escrowed/Prerefunded — 4.0%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	$175	$ 177,947
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	10,000	10,439,200
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/39	1,000	1,011,860
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(1)	19,725	20,573,767
		$ 32,202,774
General Obligations — 30.3%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$ 4,072,460
Austin Independent School District, TX, 5.00%, 8/1/48(1)	10,000	10,671,100
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,921,300
California, 5.00%, 8/1/46(1)	15,000	15,721,350
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,204,320
Chicago, IL, 5.00%, 1/1/44	19,880	20,236,051
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,362,794

Eaton Vance
Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/48	$5,250	$ 5,156,812
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	8,500	8,565,960
District of Columbia:
4.00%, 2/1/46	5,000	4,920,150
5.00%, 6/1/43(1)	12,000	12,726,480
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	20,932,200
Illinois:
4.00%, 11/1/38	13,000	12,649,000
5.50%, 5/1/39	810	885,492
5.50%, 3/1/47	4,000	4,342,320
5.75%, 5/1/45	830	904,302
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,218,822
Katy Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/53	5,000	4,839,500
5.00%, 2/15/48(1)	10,000	10,945,200
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,789,700
Massachusetts, 5.00%, 9/1/38(1)	18,500	19,964,090
New York, NY:
4.00%, 9/1/46	5,000	4,926,800
5.25%, 5/1/41(1)	7,100	8,044,868
5.25%, 5/1/42(1)	3,125	3,527,375
5.25%, 10/1/47	4,000	4,499,840
Pennsylvania:
4.00%, 4/1/29(1)	3,000	3,002,370
5.00%, 3/1/32(1)	2,750	3,025,687
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,500,770
Renton School District No. 403, WA, 4.00%, 12/1/39	2,500	2,531,975
Spring Independent School District, TX, 5.00%, 8/15/47(1)	11,575	12,727,523
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,306,907
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	10,850,900
		$ 246,974,418
Hospital — 16.5%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 860,517
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	7,500	7,848,525
5.00%, 4/1/52	7,510	7,818,961
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	$250	$ 250,313
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	10,728,712
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,174,600
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.00%, 5/15/52	5,000	4,772,050
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,259,862
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	253,445
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,175	2,494,121
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,150,158
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/53(2)	5,000	5,390,150
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	9,740,500
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/41(1)	10,000	10,311,900
5.00%, 7/1/47(1)	2,375	2,428,889
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 3/1/51	7,000	6,563,690
5.00%, 12/1/42(1)	7,300	7,536,082
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,000	4,658,350
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	1,799,508
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,005,550
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	5,900	6,201,844
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	3,785,018
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	1,600	1,562,832
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	12,130,080

Eaton Vance
Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Health), 5.00%, 11/15/51	$3,000	$ 3,159,990
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	10,150	9,812,614
		$ 134,698,261
Housing — 3.3%
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	$1,350	$ 1,259,577
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	8,835	8,695,054
New York City Housing Development Corp., NY:
4.80%, 2/1/53	5,000	5,036,450
4.95%, 11/1/58	1,575	1,604,846
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	5,000	4,993,450
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,767,363
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	888,820
South Carolina Housing Finance and Development Authority, 4.95%, 7/1/53	1,000	1,015,220
		$ 27,260,780
Industrial Development Revenue — 2.7%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,808,064
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,678,876
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	12,904,318
		$ 22,391,258
Insured - Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$470	$ 472,834
		$ 472,834
Insured - Education — 2.7%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 839,713
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,289,425
Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	$15,900	$ 19,023,396
(AMBAC), 5.25%, 9/1/32(1)	750	897,330
		$ 22,049,864
Insured - Electric Utilities — 3.8%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,370,747
(NPFG), 0.00%, 11/15/38	1,000	510,400
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(1)	10,000	10,984,200
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,401,750
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	4,655	4,661,051
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/23	1,095	1,095,000
(NPFG), 5.25%, 7/1/34	375	370,628
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	6,000	6,727,980
		$ 31,121,756
Insured - Escrowed/Prerefunded — 1.5%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$ 502,530
Chicago Park District, IL, (BAM), Prerefunded to 1/1/24, 5.00%, 1/1/39(1)	7,390	7,444,168
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,458,640
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,605,194
		$ 12,010,532
Insured - General Obligations — 5.0%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$6,210	$ 6,264,772
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	5,221,350
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	768,940
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,385,420
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,717,887
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,214,583
Nassau County, NY, (AGM), 5.00%, 4/1/43(1)	11,665	12,359,417
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,043,072

Eaton Vance
Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	$2,550	$ 1,721,990
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	4,165	4,065,873
		$ 40,763,304
Insured - Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 256,280
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.375%, 8/15/57	1,500	1,606,410
		$ 1,862,690
Insured - Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	$420	$ 375,736
(AGC), 0.00%, 7/1/27	1,120	967,154
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	554,210
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,296,894
		$ 3,193,994
Insured - Special Tax Revenue — 6.9%
Hamilton County, OH, Sales Tax Revenue:
(AMBAC), 0.00%, 12/1/23	$1,245	$ 1,227,346
(AMBAC), 0.00%, 12/1/24	3,665	3,488,200
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	19,335	11,264,958
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,241,099
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	849,045
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	21,877,740
		$ 55,948,388
Insured - Transportation — 6.3%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$2,500	$ 2,507,175
(AGM), 5.00%, 1/1/29	1,260	1,263,616
(AGM), 5.125%, 1/1/30	2,200	2,206,314
(AGM), 5.125%, 1/1/31	1,750	1,755,022
(AGM), 5.25%, 1/1/32	1,115	1,118,200
(AGM), 5.25%, 1/1/33	1,150	1,153,301
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$25,000	$ 11,360,000
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,124,860
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/24	1,605	1,527,575
(XLCA), 0.00%, 9/1/25	1,950	1,777,327
(XLCA), 0.00%, 9/1/26	1,000	876,270
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	24,719,959
		$ 51,389,619
Insured - Water and Sewer — 4.7%
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.25%, 1/1/58	$7,000	$ 7,594,580
Chicago, IL, Water Revenue, (AGM), 5.25%, 11/1/53	1,000	1,091,310
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	10,672,000
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,696,493
Massachusetts Water Resources Authority:
(AGM), 5.25%, 8/1/35	1,000	1,240,190
(AGM), 5.25%, 8/1/38	1,070	1,331,187
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,522,635
(AGM), 5.00%, 7/1/32	2,845	2,887,646
(AGM), 5.00%, 7/1/33	2,435	2,471,014
(AGM), 5.00%, 7/1/35	2,970	3,009,026
(AGM), 5.00%, 7/1/37	2,435	2,460,835
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,062,581
		$ 38,039,497
Lease Revenue/Certificates of Participation — 4.5%
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	$5,000	$ 4,817,550
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	5,430	5,173,650
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,268,794
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,358,260
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	131,278
5.00%, 6/15/44	5,535	5,565,885

Eaton Vance
Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/24	$10,000	$ 10,217,000
5.25%, 12/15/23	1,000	1,007,680
		$ 36,540,097
Other Revenue — 2.7%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,415	$ 6,016,949
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	2,000	2,087,860
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	3,185	3,320,140
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	5,000	4,918,150
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 9/1/30 (Put Date), 9/1/53	5,000	5,252,400
		$ 21,595,499
Senior Living/Life Care — 1.0%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(3)	$410	$ 385,867
Green Bonds, 5.00%, 11/15/46(3)	565	510,195
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	147,989
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	522,239
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	310	273,250
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	3,606,800
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	2,500	2,154,400
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(3)	330	363,290
		$ 7,964,030
Special Tax Revenue — 17.6%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	$10,000	$ 10,422,100
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(1)	450	479,696
5.00%, 10/1/43(1)	1,800	1,903,932
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$5,000	$ 4,833,950
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	10,283,100
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/51	4,000	3,913,440
5.25%, 7/1/33	750	887,227
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	10,115,000
4.00%, 8/1/39(1)	5,000	5,021,950
4.00%, 2/1/43	9,000	8,914,950
5.00%, 11/1/46(1)	5,000	5,504,550
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	13,239,070
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	9,100	8,903,531
4.00%, 3/15/47	3,500	3,424,225
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46	14,000	13,856,920
5.00%, 3/15/43(1)	6,000	6,375,420
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45(1)	2,800	2,763,152
4.00%, 3/15/45	6,500	6,414,460
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	2,000	1,973,020
Green Bonds, 5.00%, 3/15/55(1)	5,000	5,433,350
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	5,864,160
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(1)	8,850	9,901,291
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,000	2,936,340
		$ 143,364,834
Transportation — 16.2%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	$3,845	$ 3,866,224
5.25%, 11/1/31	5,940	5,971,720
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(1)	1,150	1,222,749
5.00%, 7/1/47(1)	4,575	4,753,379

Eaton Vance
Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue:
4.00%, 11/15/43	$5,665	$ 5,571,471
(AMT), 5.00%, 11/15/53	3,920	4,101,731
Florida Department of Transportation, Turnpike System Revenue, 5.00%, 7/1/52(1)	16,000	17,353,600
Illinois Toll Highway Authority:
5.00%, 1/1/41(1)	12,425	12,858,757
5.00%, 1/1/44(1)	10,000	10,888,200
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/47	7,145	7,516,326
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	730	743,833
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/51	5,000	4,708,100
(AMT), 5.25%, 10/1/53(2)	2,000	2,132,240
New Jersey Turnpike Authority:
5.00%, 1/1/48(1)	10,000	10,590,800
5.25%, 1/1/52	2,500	2,804,250
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	6,056,100
Pennsylvania Turnpike Commission:
5.00%, 12/1/40	3,000	3,332,100
5.25%, 12/1/52	2,600	2,842,710
Port Authority of New York and New Jersey:
5.00%, 12/1/34(1)	16,400	16,507,420
5.00%, 10/15/42(1)	3,750	3,948,937
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,500	2,499,975
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,776,314
		$ 132,046,936
Water and Sewer — 5.8%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	$5,900	$ 6,190,457
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.125%, 6/15/47	1,250	1,248,275
5.25%, 6/15/52(1)	3,000	3,363,600
Texas Water Development Board:
4.00%, 10/15/47(1)	2,900	2,895,766
5.00%, 10/15/47(1)	20,000	22,117,600
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Texas Water Development Board: (continued)
5.00%, 4/15/49(1)	$10,700	$ 11,362,544
		$ 47,178,242
Total Tax-Exempt Municipal Obligations (identified cost $1,222,061,017)		$1,242,487,720

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$875	$ 883,531
Total Trust Units (identified cost $881,475)		$ 883,531
Total Investments — 154.1% (identified cost $1,240,895,654)		$1,254,924,828
Other Assets, Less Liabilities — (54.1)%		$ (440,494,986)
Net Assets — 100.0%		$ 814,429,842
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $1,532,602 or 0.2% of the Fund's net assets.
At June 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	18.7%
New York	16.9%
Others, representing less than 10% individually	63.6%

Eaton Vance
Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 20.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,688,827	$ —	$ 8,688,827
Tax-Exempt Mortgage-Backed Securities	—	2,864,750	—	2,864,750
Tax-Exempt Municipal Obligations	—	1,242,487,720	—	1,242,487,720
Trust Units	—	883,531	—	883,531
Total Investments	$ —	$1,254,924,828	$ —	$1,254,924,828
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.